General information (Details)	1 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2006
General Information [Abstract]
Pag Seguro digital has control of the shares Pag Seguro Brazil				99.99%
Fundo de Investimento em Direitos Creditórios – PagSeguro (“FIDC”) [Member]
General Information [Abstract]
Percentage of voting equity interests acquired		20.00%	15.00%
Ownership	5.00%